Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

A summary of the Group’s cash and cash equivalents as of September 30, 2025 and December 31, 2024 is outlined below:

	September 30, 2025	December 31, 2024
(in USD and thousands)
Cash at bank and in hand	$2,859,799	$2,467,824
Credit card receivables	177,546	21,848
Total	$3,037,345	$2,489,672